Investment in Anjo of Skylake, Inc. (Details) (USD $)	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013
Current assets:
Accounts receivable	$ 12,413	$ 21,395
Non-current assets
Property and equipment	76,040	959,361	20,593
Current liabilities
Accounts payable and accrued liabilities	138,836	366,401	41,738
Non-current liabilities
Long-term debt, net of current portion		716,308
Anjo of Skylake, Inc [Member]
Current assets:
Accounts receivable	10,076
Non-current assets
Property and equipment	883,086
Current liabilities
Accounts payable and accrued liabilities	(16,450)
Non-current liabilities
Long-term debt, net of current portion	(732,758)
Net assets deconsolidated at July 1, 2014	143,954
Net recoveries during the three months ended September 30, 2014	(8,745)
Carrying value of Investment in SkyLake, Inc. at September 30, 2014	$ 135,209